Schedule of Components of Lease Revenues (Details) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease intangible amortization	$ 0.3	$ 0.1
Lease rent expenses	0.1	0.0
Maximum [Member] | Straight Line Rent [Member]
Lease rent expenses	$ 0.1	$ 0.1